Loans and advances to clients (Details) - BRL (R$)		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans And Advances To Clients
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss		R$ 1,894,282,000	R$ 392,455,000	R$ 60,808,000
Financial Assets Measured At Amortized Cost		488,735,746,000	464,451,587,000	393,707,229,000
Of which:
Loans and receivables at amortized cost		522,761,008,000	492,962,247,000	417,761,218,000
Impairment losses		(34,025,262,000)	(28,510,660,000)	(24,053,989,000)
Loans and advances to customers, net		490,630,028,000	464,844,042,000	393,768,037,000
Loans and advances to customers, gross		524,655,290,000	493,354,702,000	417,822,026,000
Type:
Loans operations	[1]	492,232,308,000	457,384,432,000	390,941,415,000
Lease Portfolio		2,862,185,000	2,532,048,000	2,096,240,000
Repurchase agreements			6,044,808,000	4,530,041,000
Other receivables	[2]	29,560,797,000	27,393,414,000	20,254,330,000
Total		R$ 524,655,290,000	R$ 493,354,702,000	R$ 417,822,026,000

[1]	Includes loans, financing and other receivables with credit characteristics.
[2]	Refers substantially to Foreign Exchange Transactions and Other Receivables with the characteristic of granting credit.